Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customers [Line Items]
Revenues included in contract liabilities	¥ 2,591	¥ 7,130	¥ 23,910	¥ 32,761
Revenue remaining performance obligation	¥ 198,105		¥ 198,105
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years		10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period			Remaining term for the obligations ranges up to 12 years